Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.5 - Schedule 4

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
B1BirthDate	0	5	0%
PropertyType	0	7	0%
B1FirstName	1	7	14.29%
SellerLoanID	0	5	0%
Occupancy	0	7	0%
QualifyingCLTV	2	7	28.57%
InterestRate	6	7	85.71%
PropertyZipCode	0	7	0%
QualifyingFICO	0	7	0%
LenderName	0	7	0%
B1SSN	0	5	0%
PropertyValue	0	7	0%
MaturityDate	1	7	14.29%
PropertyCounty	0	7	0%
PropertyState	0	7	0%
LoanPurpose	1	7	14.29%
PropertyAddress	0	7	0%
PropertyCity	0	7	0%
Margin	0	7	0%
QualifyingTotalDebtIncomeRatio	5	7	71.43%
InvestorLoanID	0	2	0%